Statements of Operations (USD $)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Fee revenue, net	$ 9,108	$ 4,583	$ 13,189	$ 13,494
Operating expenses:
Salaries and management fees	86,440	3,700	5,100	126,227
Commissions and marketing	4,500		8,500	9,651
Rent	2,694	5,057	11,262	21,174
Travel and entertainment	5,380	1,498	3,117	11,124
Investor relations, related	10,000	0		6,350
Transfer agent and filing fees	2,020
Professional and consulting fees	29,750	900		11,400
Software development and internet expenses	10,547	2,693	1,250	4,000
Other	6,544	1,555	459	3,426
Total operating expenses	157,875	15,403	29,688	193,352
Other income (expense):
Interest expense	(3,107)		0	0
Derivative liability income	7,265		0	0
Total other income	4,158		0	0
Net loss	(144,609)	(10,820)	(16,499)	(179,858)
Other Comprehensive loss, net of tax:
Unrealized loss on marketable securities	(19,000)	(34,000)
Other comprehensive loss	(19,000)	(34,000)
Comprehensive loss	$ (163,609)	$ (44,820)
Net loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.17)
Weighted average number of common shares outstanding Basic and diluted	11,613,199	765,500	750,000	1,053,635